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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number     811-07324

Gardner Lewis Investment Trust

(Exact name of registrant as specified in charter)

285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania	19317
(Address of principal executive offices)	(Zip code)

CT Corporation System,   155 Federal Street, Suite 700       Boston, MA 02110

(Name and address of agent for service)

With a copy to:

Tina H. Bloom	John H. Lively
Ultimus Fund Solutions, LLC	The Law Offices of John H. Lively & Associates, Inc.
225 Pictoria Drive, Suite 450	A Member Firm of the 1940 Act Law Group™
Cincinnati, Ohio 45246	11300 Tomahawk Creek Parkway, Suite 310
Leawood, Kansas 66211

Registrant's telephone number, including area code:  (610) 558-2800

Date of fiscal year end:         October 31, 2014

Date of reporting period:       April 30, 2014

Item 1.   Reports to Stockholders.

The Chesapeake Core Growth Fund Semi-Annual Report April 30, 2014 (Unaudited)
Investment Advisor Gardner Lewis Asset Management, L.P. 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317 www.chesapeakefunds.com	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-800-430-3863

The Chesapeake Core Growth Fund

The Chesapeake Core Growth Fund vs S&P 500® Total Return Index
Sector Diversification
April 30, 2014 (Unaudited)

Top Ten Holdings
April 30, 2014 (Unaudited)

Security Description	% of Net Assets
Apple, Inc.	7.2%
EOG Resources, Inc.	5.8%
Humana, Inc.	4.1%
Bank of America Corp.	4.0%
Citigroup, Inc.	4.0%
Google, Inc. - Class A	3.6%
MasterCard, Inc. - Class A	3.4%
salesforce.com, inc.	3.1%
Amazon.com, Inc.	3.0%
Gilead Sciences, Inc.	2.9%

1

The Chesapeake Core Growth Fund Schedule of Investments April 30, 2014 (Unaudited)
Common Stocks — 94.3%	Shares	Value
Consumer Discretionary — 23.6%
Hotels, Restaurants & Leisure — 4.8%
Starwood Hotels & Resorts Worldwide, Inc.	7,410	$567,976
Wynn Resorts, Ltd.	3,395	692,207
		1,260,183
Household Durables — 1.4%
Toll Brothers, Inc. *	10,835	370,990

Internet & Catalog Retail — 5.7%
Amazon.com, Inc. *	2,641	803,208
Priceline Group, Inc. (The) *	488	564,982
Vipshop Holdings Ltd. - ADR *	890	124,769
		1,492,959
Media — 8.4%
Discovery Communications, Inc. - Class A *	6,150	466,785
Liberty Global plc - Series A *	5,815	231,553
Liberty Global plc - Series C *	10,745	412,930
Liberty Media Corp. - Class A *	4,795	621,960
Walt Disney Co. (The)	6,158	488,576
		2,221,804
Multiline Retail — 0.7%
J.C. Penney Co., Inc. *	22,666	193,114

Specialty Retail — 1.0%
Restoration Hardware Holdings, Inc. *	4,290	267,653

Textiles, Apparel & Luxury Goods — 1.6%
Michael Kors Holdings Ltd. *	4,660	424,992

Consumer Staples — 4.7%
Food & Staples Retailing — 2.5%
Costco Wholesale Corp.	5,720	661,690

Personal Products — 2.2%
Estée Lauder Cos., Inc. (The) - Class A	7,725	560,603

Energy — 10.3%
Oil, Gas & Consumable Fuels — 10.3%
Chesapeake Energy Corp.	19,930	572,988
EOG Resources, Inc.	15,586	1,527,428
Occidental Petroleum Corp.	2,770	265,228
Pioneer Natural Resources Co.	1,805	348,852
		2,714,496

2

The Chesapeake Core Growth Fund Schedule of Investments (Continued)
Common Stocks — 94.3% (Continued)	Shares	Value
Financials — 15.1%
Capital Markets — 1.3%
Goldman Sachs Group, Inc. (The)	2,115	$338,019

Diversified Financial Services — 11.4%
Bank of America Corp.	70,285	1,064,115
Citigroup, Inc.	22,064	1,057,086
MasterCard, Inc. - Class A	12,030	884,807
		3,006,008
Insurance — 2.4%
American International Group, Inc.	11,785	626,137

Health Care — 9.6%
Biotechnology — 5.5%
Alexion Pharmaceuticals, Inc. *	4,343	687,063
Gilead Sciences, Inc. *	9,797	768,966
		1,456,029
Health Care Providers & Services — 4.1%
Humana, Inc.	9,760	1,071,160

Industrials — 5.4%
Aerospace & Defense — 2.9%
Boeing Co. (The)	5,844	753,993

Airlines — 2.5%
Copa Holdings, S.A. - Class A	2,234	302,215
Spirit Airlines, Inc. *	6,545	372,018
		674,233
Information Technology — 20.8%
Communications Equipment — 2.4%
QUALCOMM, Inc.	8,186	644,320

Internet Software & Services — 6.3%
Facebook, Inc. - Class A *	12,070	721,545
Google, Inc. - Class C *	1,791	943,248
		1,664,793
Software — 4.9%
salesforce.com, inc. *	15,580	804,707
Workday, Inc. - Class A *	6,470	472,763
		1,277,470
Technology Hardware, Storage & Peripherals — 7.2%
Apple, Inc.	3,230	1,905,991

3

The Chesapeake Core Growth Fund Schedule of Investments (Continued)
Common Stocks — 94.3% (Continued)	Shares	Value
Materials — 3.8%
Chemicals — 3.8%
Monsanto Co.	6,650	$736,155
Rockwood Holdings, Inc.	3,860	274,253
		1,010,408
Telecommunication Services — 1.0%
Diversified Telecommunication Services — 1.0%
Crown Castle International Corp.	3,740	272,010

Total Common Stocks (Cost $17,587,193)		$24,869,055

Money Market Funds — 5.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	754,361	$754,361
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a)	754,361	754,361
Total Money Market Funds (Cost $1,508,722)		$1,508,722

Total Investments at Value — 100.0% (Cost $19,095,915)		$26,377,777

Liabilities in Excess of Other Assets — (0.0%) (b)		(8,417)

Total Net Assets — 100.0%		$26,369,360

ADR - American Depositary Receipt.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of April 30, 2014.

(b)	Percentage rounds to less than 0.1%.
See accompanying notes to financial statements.

4

The Chesapeake Core Growth Fund Statement of Assets and Liabilities April 30, 2014 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$19,095,915
At value (Note 2)	$26,377,777
Cash	1,948
Dividends receivable	1,353
Receivable for investment securities sold	533,462
Receivable for capital shares sold	135
Other assets	12,289
TOTAL ASSETS	26,926,964

LIABILITIES
Payable for investment securities purchased	463,312
Payable for capital shares redeemed	44,497
Payable to Advisor (Note 5)	21,710
Accrued compliance service fees (Note 5)	3,280
Accrued distribution and service plan fees (Note 5)	3,136
Payable to administrator (Note 5)	5,850
Accrued Trustees’ fees (Note 4)	3,333
Other accrued expenses	12,486
TOTAL LIABILITIES	557,604

NET ASSETS	$26,369,360

Net assets consist of:
Paid-in capital	$172,108,388
Accumulated net investment loss	(418,327)
Accumulated net realized losses from security transactions	(152,602,563)
Net unrealized appreciation on investments	7,281,862
NET ASSETS	$26,369,360

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,244,056

Net asset value, offering price and redemption price per share (Note 2)	$21.20

See accompanying notes to financial statements.

5

The Chesapeake Core Growth Fund Statement of Operations For the Six Months Ended April 30, 2014 (Unaudited)
INVESTMENT INCOME
Dividends	$118,917

EXPENSES
Investment advisory fees (Note 5)	133,613
Compliance service fees (Note 5)	19,945
Professional fees	17,155
Distribution and service plan fees (Note 5)	16,804
Fund accounting fees (Note 5)	16,341
Registration and filing fees	11,463
Administration fees (Note 5)	10,029
Transfer agent fees (Note 5)	9,000
Trustees’ fees and expenses (Note 4)	7,551
Shareholder account maintenance fees	7,439
Custodian and bank service fees	4,141
Reports to shareholders	3,963
Postage and supplies	3,414
Insurance expense	1,653
ICI membership fees	1,599
Other expenses	3,006
TOTAL EXPENSES	267,116

NET INVESTMENT LOSS	(148,199)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	1,817,526
Net change in unrealized appreciation/(depreciation) on investments	(386,167)

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	1,431,359

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,283,160

See accompanying notes to financial statements.

6

The Chesapeake Core Growth Fund Statements of Changes in Net Assets
	Six Months Ended April 30, 2014 (Unaudited)	Year Ended October 31, 2013
FROM OPERATIONS
Net investment loss	$(148,199)	$(270,128)
Net realized gains from security transactions	1,817,526	2,974,750
Net change in unrealized appreciation/ (depreciation) on investments	(386,167)	3,917,483
Net increase in net assets resulting from operations	1,283,160	6,622,105

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	508,773	865,637
Payments for shares redeemed	(1,861,442)	(7,699,846)
Net decrease in net assets from capital share transactions	(1,352,669)	(6,834,209)

TOTAL DECREASE IN NET ASSETS	(69,509)	(212,104)

NET ASSETS
Beginning of period	26,438,869	26,650,973
End of period	$26,369,360	$26,438,869

ACCUMULATED NET INVESTMENT LOSS	$(418,327)	$(270,128)

SUMMARY OF CAPITAL SHARE ACTIVITY
Shares sold	23,835	50,776
Shares redeemed	(88,263)	(443,384)
Net decrease in shares outstanding	(64,428)	(392,608)
Shares outstanding, beginning of period	1,308,484	1,701,092
Shares outstanding, end of period	1,244,056	1,308,484

See accompanying notes to financial statements.

7

The Chesapeake Core Growth Fund Financial Highlights
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013		2012		2011		2010		2009
Net asset value at beginning of period	$20.21		$15.67		$14.23		$14.37		$12.69		$11.58

Income (loss) from investment operations:
Net investment loss	(0.13)		(0.21)		(0.22)		(0.23)		(0.10)		(0.02)
Net realized and unrealized gains on investments	1.12		4.75		1.66		0.09		1.78		1.13
Total from investment operations	0.99		4.54		1.44		(0.14)		1.68		1.11

Net asset value at end of period	$21.20		$20.21		$15.67		$14.23		$14.37		$12.69

Total return (a)	4.90%	(b)	28.97%		10.12%		(0.97%	)	13.24%		9.59%

Net assets at end of period (000’s)	$26,369		$26,439		$26,651		$87,477		$309,639		$350,816

Ratio of total expenses to average net assets	2.00%	(c)	2.02%		1.87%	(d)	1.58%	(d)	1.52%	(d)	1.61%	(d)

Ratio of net expenses to average net assets (Note 5)	2.00%	(c)	2.02%		1.67%		1.39%		1.38%		1.32%

Ratio of net investment loss to average net assets	(1.11%	)(c)	(1.04%	)	(0.86%	)	(0.64%	)	(0.64%	)	(0.19%	)

Portfolio turnover rate	22%	(b)	48%		35%		74%		70%		65%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Annualized.
(d)
Ratios were determined based on expenses prior to any reductions or refunds of advisory fees or distribution and service fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement.

See accompanying notes to financial statements.

8

The Chesapeake Core Growth Fund Notes to Financial Statements April 30, 2014 (Unaudited)

1. Organization

The Chesapeake Core Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 29, 1997.

The investment objective of the Fund is to seek capital appreciation.

2. Significant Accounting Policies

The following is a list of the Fund’s significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price. Lacking a last sale price, an exchange traded security is generally valued at its last bid price. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trust’s Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

9

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs

•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$24,869,055	$—	$—	$24,869,055
Money Market Funds	1,508,722	—	—	1,508,722
Total	$26,377,777	$—	$—	$26,377,777

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of April 30, 2014, the Fund did not have any transfers in and out of any Level. There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2014. It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. The net asset value per share of the Fund is calculated by dividing the total value of the Fund’s assets, minus liabilities, by the number of shares outstanding. The offering price and redemption price per share is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date. Cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned and includes amortization of discounts and premiums.

10

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are declared and paid at least annually. The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations, which may differ from GAAP, and are recorded on the ex-dividend date. There were no distributions paid to shareholders during the periods ended April 30, 2014 and October 31, 2013.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2014:

Cost of portfolio investments	$19,576,065
Gross unrealized appreciation	$7,265,563
Gross unrealized depreciation	(463,851)
Net unrealized appreciation	6,801,712
Accumulated ordinary loss	(418,327)
Capital loss carryforwards	(153,909,848)
Other gains	1,787,435
Accumulated deficit	$(145,739,028)

11

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of October 31, 2013, the Fund had the following short-term capital loss carryforwards for federal income tax purposes:

Amount	Expires October 31,
$126,902,601	2017
27,007,247	2018
$153,909,848

These capital loss carryforwards may be utilized in the current and future years to offset net realized capital gains, if any, prior to distribution to shareholders. Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses realized after October 31, 2011 may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Under the law in effect prior to the Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. Therefore, there may be a greater likelihood that all or a portion of the Fund’s capital loss carryovers may expire without being utilized.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more-likely-than-not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (October 31, 2010 through October 31, 2013) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended April 30, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $5,755,099 and $7,450,779, respectively.

12

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

4. Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund. In addition, the Fund pays each such non-interested Trustee $600 for attendance at each Board meeting, either in person or by telephone; plus reimbursement of travel and other expenses incurred in attending meetings.

5. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund. For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

Prior to March 1, 2012, in order to limit expenses of the Fund, the Advisor was subject to an Expense Limitation Agreement with the Trust pursuant to which the Advisor agreed to reduce its fees and to reimburse other expenses so that the total annual operating expenses incurred by the Fund, including, but not limited to, investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, and (vi) dividend expense on short sales), during the term of the Expense Limitation Agreement (“Fund Operating Expenses”), were limited to 1.40% of the Fund’s average daily net assets. This limitation also excluded the effect of expense offset and directed brokerage arrangements, as well as expenses of investments in other investment companies. Pursuant to the Expense Limitation Agreement, the Fund may reimburse the Advisor for any advisory fee reductions and other expenses assumed and paid by the Advisor during any of the previous three (3) years only if such payment will not cause Fund Operating Expenses to exceed the annual rate of 1.40%. During the six months ended April 30, 2014, the Advisor did not recoup from the Fund any previous investment advisory fee reductions or expense reimbursements.

13

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

As of April 30, 2014, the amount of fee reductions available for recoupment by the Advisor totaled $135,332. The Advisor may recoup these fee reductions no later than the dates as stated below:

October 31, 2014	$48,116
February 28, 2015	87,216
$135,332

The Chief Compliance Officer of the Trust is an employee of the Advisor. The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust. The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

OTHER SERVICE PROVIDERS
Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund. For these services, the Fund pays Ultimus fees in accordance with the agreements for its services. In addition, each Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended April 30, 2014, the Fund incurred $16,804 in distribution and service fees under the Rule 12b-1 Plan.

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. UFD’s fees are paid by the Advisor, not the Fund.

6. Bank Line of Credit

The Fund has an unsecured $3,500,000 bank line of credit through its custodian bank that is used for short-term liquidity in connection with shareholder redemptions. Borrowings under this arrangement bear interest at the lender’s prime rate minus 1% at the time of borrowing. As of and during the six months ended April 30, 2014, the Fund had no outstanding borrowings.

14

The Chesapeake Core Growth Fund Notes to Financial Statements (Continued)

7. Contingencies and Commitments

The Trust indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Trust, with respect to the Fund, under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

15

The Chesapeake Core Growth Fund About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table that follows are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2013) and held until the end of the period (April 30, 2014).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

16

The Chesapeake Core Growth Fund About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,049.00	$10.16
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.88	$9.99

*	Expenses are equal to the Fund’s annualized expense ratio of 2.00% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. The filings are available free of charge, upon request, by calling the Trust toll-free at 1-800-430-3863. Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

17

Rev. December 2010
Privacy Notice

FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•   Social Security number
•   Assets
•   Retirement Assets
•   Transaction History
•   Checking Account Information
•   Purchase History
•   Account Balances
•   Account Transactions
•   Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

18

Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you
•   Open an account
•   Provide account information
•   Give us your contact information
•   Make deposits or withdrawals from your account
•   Make a wire transfer
•   Tell us where to send the money
•   Tell us who receives the money
•   Show your government-issued ID
•   Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness
•   Affiliates from using your information to market to you
•   Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
•   Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment
    Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies • The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Gardner Lewis Investment Trust does not jointly market.

19

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The Chesapeake Core Growth Fund
is a series of
Gardner Lewis Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Chesapeake Core Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone:
1-800-430-3863

World Wide Web @:
www.chesapeakefunds.com

The Chesapeake Growth Fund Semi-Annual Report April 30, 2014 (Unaudited)
Investment Advisor Gardner Lewis Asset Management, L.P. 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317 www.chesapeakefunds.com	Administrator Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707 1-800-430-3863

The Chesapeake Growth Fund Portfolio Information (Unaudited)

The Chesapeake Growth Fund vs. the S&P 500® Total Return Index
Sector Diversification (% of Net Assets)
April 30, 2014 (Unaudited)

30.0%
25.0%
20.0%
15.0%
10.0%
5.0%
0.0%
Consumer Discretionary
Consumer Staples
Energy
Financials
Health Care
Industrials
Information Technology
Materials
Telecommunication Services
Utilities
The Chesapeake Growth Fund
S&P 500® Total Return Index

Top 10 Equity Holdings
April 30, 2014
(Unaudited)

Security Description	% of Net Assets
Apple, Inc.	5.1%
Humana, Inc.	4.8%
Bank of America Corp.	3.5%
MasterCard, Inc. - Class A	3.3%
Citigroup, Inc.	3.0%
Gilead Sciences, Inc.	2.9%
Amazon.com, Inc.	2.8%
Pioneer Natural Resources Co.	2.8%
Liberty Media Corp. - Class A	2.8%
Facebook, Inc. - Class A	2.7%

The Chesapeake Growth Fund Schedule of Investments April 30, 2014 (Unaudited)

Common Stocks - 96.3%	Shares	Value
Consumer Discretionary - 25.9%
Automobiles - 2.7%
Harley-Davidson, Inc.	3,295	$243,632
Tesla Motors, Inc. *	290	60,288
		303,920
Hotels, Restaurants & Leisure - 3.9%
Starwood Hotels & Resorts Worldwide, Inc.	2,950	226,118
Wynn Resorts, Ltd.	1,055	215,104
		441,222
Household Durables - 2.5%
Toll Brothers, Inc. *	4,665	159,730
WCI Communities, Inc. *	6,120	117,320
		277,050
Internet & Catalog Retail - 7.0%
Amazon.com, Inc. *	1,037	315,383
Liberty Interactive Corp. - Series A *	8,120	235,967
Priceline Group, Inc. (The) *	164	189,871
Vipshop Holdings Ltd. - ADR *	370	51,870
		793,091
Media - 6.7%
Discovery Communications, Inc. - Class C *	2,845	199,520
Liberty Media Corp. - Class A *	2,419	313,769
Scripps Networks Interactive, Inc. - Class A	678	50,897
Walt Disney Co. (The)	2,485	197,160
		761,346
Multiline Retail - 0.7%
J. C. Penney Co., Inc. *	9,064	77,225

Specialty Retail - 1.0%
Restoration Hardware Holdings, Inc. *	1,820	113,550

Textiles, Apparel & Luxury Goods - 1.4%
Michael Kors Holdings Ltd. *	1,720	156,864

Consumer Staples - 4.7%
Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	2,475	286,308

The Chesapeake Growth Fund Schedule of Investments (Continued)

Common Stocks - 96.3% (Continued)	Shares	Value
Consumer Staples - 4.7% (Continued)
Personal Products - 2.2%
Estée Lauder Cos., Inc. (The) - Class A	3,325	$241,295

Energy - 7.1%
Oil, Gas & Consumable Fuels - 7.1%
Chesapeake Energy Corp.	6,240	179,400
EOG Resources, Inc.	3,070	300,860
Pioneer Natural Resources Co.	1,630	315,030
		795,290
Financials - 12.0%
Diversified Financial Services - 9.8%
Bank of America Corp.	26,630	403,178
Citigroup, Inc.	6,994	335,083
MasterCard, Inc. - Class A	5,035	370,324
		1,108,585
Insurance - 2.2%
American International Group, Inc.	4,695	249,445

Health Care - 10.2%
Biotechnology - 5.4%
Alexion Pharmaceuticals, Inc. *	1,756	277,799
Gilead Sciences, Inc. *	4,209	330,365
		608,164
Health Care Providers & Services - 4.8%
Humana, Inc.	4,895	537,226

Industrials - 5.2%
Aerospace & Defense - 2.7%
Boeing Co. (The)	2,400	309,648

Airlines - 2.5%
Copa Holdings, S.A. - Class A	896	121,211
Spirit Airlines, Inc. *	2,825	160,573
		281,784
Information Technology - 27.8%
Communications Equipment - 7.7%
Aruba Networks, Inc. *	9,970	197,107
Ciena Corp. *	9,745	192,659
Finisar Corp. *	3,990	104,338
QUALCOMM, Inc.	2,965	233,375

The Chesapeake Growth Fund Schedule of Investments (Continued)

Common Stocks - 96.3% (Continued)	Shares	Value
Information Technology - 27.8% (Continued)
Communications Equipment - 7.7% (Continued)
Ruckus Wireless, Inc. *	13,810	$144,315
		871,794
Internet Software & Services - 6.3%
Facebook, Inc. - Class A *	5,180	309,661
Google, Inc. - Class C *	562	295,983
Youku Tudou, Inc. - ADR *	4,625	103,091
		708,735
Semiconductors & Semiconductor Equipment - 1.7%
Mellanox Technologies Ltd. *	5,537	193,629

Software - 7.0%
Concur Technologies, Inc. *	1,435	115,474
NetSuite, Inc. *	1,425	110,167
salesforce.com, inc. *	5,420	279,943
Splunk, Inc. *	3,315	180,900
Workday, Inc. - Class A *	1,350	98,644
		785,128
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	968	571,207

Materials - 3.4%
Chemicals - 3.4%
Monsanto Co.	2,470	273,429
Rockwood Holdings, Inc.	1,630	115,811
		389,240

Total Common Stocks (Cost $7,956,802)		$10,861,746

Money Market Funds - 3.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% (a)	200,384	$200,384

The Chesapeake Growth Fund Schedule of Investments (Continued)

Money Market Funds - 3.6% (Continued)	Shares	Value
Fidelity Institutional Money Market Portfolio - Class I, 0.05% (a)	200,385	$200,385
Total Money Market Funds (Cost $400,769)		$400,769

Total Investments at Value - 99.9% (Cost $8,357,571)		$11,262,515

Other Assets in Excess of Liabilities - 0.1%		14,008

Total Net Assets - 100.0%		$11,276,523

ADR - American Depositary Receipt.

*	Non-income producing security.
(a)	The rate shown is the 7-day effective yield as of April 30, 2014.

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Assets and Liabilities
April 30, 2014 (Unaudited)

ASSETS
Investments in securities:
At acquisition cost	$8,357,571
At value (Note 2)	$11,262,515
Cash	384
Dividends receivable	559
Receivable for investment securities sold	173,647
Other assets	9,508
TOTAL ASSETS	11,446,613

LIABILITIES
Payable for investment securities purchased	146,750
Payable to Advisor (Note 5)	1,361
Payable to administrator (Note 5)	6,340
Accrued Trustees' fees (Note 4)	3,333
Accrued compliance service fees (Note 5)	1,720
Accrued distribution and service plan fees, Investor shares (Note 5)	826
Other accrued expenses	9,760
TOTAL LIABILITIES	170,090

NET ASSETS	$11,276,523

Net assets consist of:
Paid-in capital	$7,781,132
Accumulated net investment loss	(172,669)
Accumulated net realized gains from security transactions	763,116
Net unrealized appreciation on investments	2,904,944
NET ASSETS	$11,276,523

PRICING OF INSTITUTIONAL SHARES
Net assets applicable to Institutional shares	$9,154,623
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	493,095
Net asset value, offering price and redemption price per share (Note 2)	$18.57

PRICING OF INVESTOR SHARES
Net assets applicable to Investor shares	$2,121,900
Shares of beneficial interest outstanding (unlimited
number of shares authorized, no par value)	126,243
Net asset value, offering price and redemption price per share (Note 2)	$16.81

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statement of Operations
For the Six Months Ended April 30, 2014 (Unaudited)

INVESTMENT INCOME
Dividends	$42,231

EXPENSES
Investment advisory fees (Note 5)	53,784
Fund accounting fees (Note 5)	18,531
Professional fees	13,404
Transfer agent fees, Institutional shares (Note 5)	7,500
Transfer agent fees, Investor shares (Note 5)	3,000
Compliance service fees (Note 5)	10,055
Registration and filing fees, Common	3,122
Registration fees, Institutional shares	2,754
Registration fees, Investor shares	3,818
Administration fees (Note 5)	9,000
Trustees' fees and expenses (Note 4)	7,551
Custodian and bank service fees	3,641
Postage and supplies	3,293
Reports to shareholders	2,957
Distribution and service plan fees, Investor shares (Note 5)	1,385
Insurance expense	954
Other expenses	4,491
TOTAL EXPENSES	149,240
Fee reductions and expense reimbursements by Advisor: (Note 5)
Common	(39,578)
Institutional shares	(3,418)
Investor shares	(2,262)
NET EXPENSES	103,982

NET INVESTMENT LOSS	(61,751)

REALIZED AND UNREALIZED GAINS (LOSSES) ON
INVESTMENTS
Net realized gains from security transactions	836,781
Net change in unrealized appreciation/(depreciation) on investments	(583,143)
NET REALIZED AND UNREALIZED GAINS ON
INVESTMENTS	253,638

NET INCREASE IN NET ASSETS RESULTING
FROM OPERATIONS	$191,887

See accompanying notes to financial statements.

The Chesapeake Growth Fund
Statements of Changes in Net Assets

	Six Months	Year
	Ended	Ended
	April 30, 2014	October 31,
	(Unaudited)	2013
FROM OPERATIONS
Net investment loss	$(61,751)	$(120,061)
Net realized gains from security transactions	836,781	1,653,499
Net change in unrealized appreciation/(depreciation) on investments	(583,143)	1,368,634
Net increase in net assets resulting from operations	191,887	2,902,072

FROM DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains on investments, Institutional Class	(852,436)	-
From net realized gains on investments, Investor Class	(247,394)	-
Decrease in net assets from distributions to shareholders	(1,099,830)	-

FROM CAPITAL SHARE TRANSACTIONS
INSTITUTIONAL SHARES
Proceeds from shares sold	1,135,241	549,099
Net asset value of shares issued in reinvestment of distributions	825,373	-
Payments for shares redeemed	(137,379)	(3,445,397)
Net increase (decrease) in net assets from Institutional shares capital share transactions	1,823,235	(2,896,298)

INVESTOR SHARES
Proceeds from shares sold	5,148	5,000
Net asset value of shares issued in reinvestment of distributions	238,936	-
Payments for shares redeemed	(122,219)	(429,832)
Net increase (decrease) in net assets from Institutional shares capital share transactions	121,865	(424,832)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,037,157	(419,058)

NET ASSETS
Beginning of period	10,239,366	10,658,424
End of period	$11,276,523	$10,239,366

ACCUMULATED NET INVESTMENT LOSS	$(172,669)	$(110,918)

SUMMARY OF CAPITAL SHARE ACTIVITY
INSTITUTIONAL SHARES
Shares sold	58,278	33,982
Shares issued in reinvestment of distributions to shareholders	44,567	-
Shares redeemed	(7,270)	(214,230)
Net increase (decrease) in shares outstanding	95,575	(180,248)
Shares outstanding, beginning of period	397,520	577,768
Shares outstanding, end of period	493,095	397,520

INVESTOR SHARES
Shares sold	281	290
Shares issued in reinvestment of distributions to shareholders	14,239	-
Shares redeemed	(6,900)	(27,847)
Net increase (decrease) in shares outstanding	7,620	(27,557)
Shares outstanding, beginning of period	118,623	146,180
Shares outstanding, end of period	126,243	118,623

See accompanying notes to financial statements.

The Chesapeake Growth Fund - Institutional Shares
Financial Highlights
Per share data for a share outstanding throughout each period:

	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013		2012		2011	2010		2009

Net asset value at beginning of period	$20.23		$14.96		$13.53		$13.76	$11.32		$9.12

Income (loss) from investment operations:
Net investment loss	(0.09)		(0.22)		(0.17)		(0.13)	(0.19)		(0.17)
Net realized and unrealized gains (losses)
on investments	0.57		5.49		1.60		(0.10)	2.63		2.37
Total from investment operations	0.48		5.27		1.43		(0.23)	2.44		2.20

Less distributions:
From net realized gains on investments	(2.14)		-		-		-	-		-

Net asset value at end of period	$18.57		$20.23		$14.96		$13.53	$13.76		$11.32

Total return (a)	2.42%	(b)	35.23%		10.57%		(1.67% )	21.55%		24.12%

Net assets at end of period (000's)	$9,155		$8,040		$8,643		$9,329	$9,704		$8,882

Ratio of total expenses to average net assets (c)	2.67%	(d)	2.86%		2.58%		2.27%	2.47%		2.83%

Ratio of net expenses to average net
assets (Note 5)	1.86%	(d)	1.86%		1.58%		1.25%	1.77%		2.25%

Ratio of net investment loss to average net assets	(1.08%	)(d)	(1.12%	)	(1.08%	)	(0.89% )	(1.44%	)	(1.76%	)

Portfolio turnover rate	28%	(b)	54%		60%		64%	83%		80%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement, if any (Note 5).
(d)	Annualized.

See accompanying notes to financial statements.

The Chesapeake Growth Fund - Investor Shares
Financial Highlights
Per share data for a share outstanding throughout each period:

	Six Months Ended April 30, 2014		Years Ended October 31,
	(Unaudited)		2013		2012		2011	2010		2009

Net asset value at beginning of period	$18.54		$13.79		$12.54		$12.82	$10.58		$8.55

Income (loss) from investment operations:
Net investment loss	(0.07)		(0.29)		(0.25)		(0.20)	(0.22)		(0.19)
Net realized and unrealized gains (losses)
on investments	0.48		5.04		1.50		(0.08)	2.46		2.22
Total from investment operations	0.41		4.75		1.25		(0.28)	2.24		2.03

Less distributions:
From net realized gains on investments	(2.14)		-		-		-	-		-

Net asset value at end of period	$16.81		$18.54		$13.79		$12.54	$12.82		$10.58

Total return (a)	2.25%	(b)	34.45%		9.97%		(2.18% )	21.17%		23.74%

Net assets at end of period (000's)	$2,122		$2,200		$2,016		$2,668	$2,939		$2,769

Ratio of total expenses to average net assets (c)	3.19%	(d)	3.40%		3.14%		2.80%	2.76%		3.05%

Ratio of net expenses to average net
assets (Note 5)	2.23%	(d)	2.40%		2.14%		1.79%	2.06%		2.49%

Ratio of net investment loss to average net assets	(1.45%	)(d)	(1.66%	)	(1.64%	)	(1.42% )	(1.73%	)	(2.00%	)

Portfolio turnover rate	28%	(b)	54%		60%		64%	83%		80%

(a)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund.  Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Not annualized.
(c)	Ratios were determined based on expenses prior to any reductions or refunds of advisory fees by the Advisor and/or expense reimbursements through a directed brokerage arrangement, if any (Note 5).
(d)	Annualized.
See accompanying notes to financial statements.

The Chesapeake Growth Fund
Notes to Financial Statements
April 30, 2014 (Unaudited)

1.	Organization

The Chesapeake Growth Fund (the “Fund”) is a diversified series of the Gardner Lewis Investment Trust (the “Trust”), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940. Other series of the Trust are not incorporated in this report.

The Fund’s two classes of shares, Institutional shares and Investor shares, represent interests in the same portfolio of investments and have the same rights, but differ primarily in the expenses to which they are subject and have differing investment minimums.  Institutional shares are sold without any sales loads or distribution fees and require a $250,000 initial investment, whereas Investor shares are sold without any sales loads, but are subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Investor shares and require a $2,500 initial investment. The Institutional shares commenced operations on April 6, 1994 and the Investor shares commenced operations on April 7, 1995.

The investment objective of the Fund is to seek capital appreciation.

2.	Significant Accounting Policies

The following is a list of the Fund’s significant accounting policies.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities that are traded on any stock exchange are generally valued at the last quoted sale price.  Lacking a last sale price, an exchange traded security is generally valued at its last bid price.  Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies adopted by the Trust’s Board of Trustees (the “Board”) and will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used.  Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  For disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$10,861,746	$—	$—	$10,861,746
Money Market Funds	400,769	—	—	400,769
Total	$11,262,515	$—	$—	$11,262,515

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type.  As of April 30, 2014, the Fund did not have any transfers in and out of any Level.  There were no Level 2 or Level 3 securities or derivative instruments held by the Fund as of April 30, 2014.  It is the Fund’s policy to recognize transfers into and out of any Level at the end of the reporting period.

Share valuation – The net asset value per share of each class of shares of the Fund is calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m., Eastern time) on each day that the Exchange is open for business.  The net asset value per share of each class of shares of the Fund is calculated by dividing the total value of the Fund’s assets attributable to that class, minus liabilities attributable to that class, by the number of shares outstanding of that class.  The offering price and redemption price per share of each class of shares is equal to the net asset value per share.

Security transactions and investment income – Security transactions are accounted for on trade date.  Cost of securities sold is determined on a specific identification basis.  Dividend income is recorded on the ex-dividend date.  Interest income is accrued as earned and includes amortization of discounts and premiums.

Common expenses – Common expenses of the Trust are allocated among the funds within the Trust based on relative net assets of each fund or the nature of the services performed and the relative applicability to each fund, according to methods reviewed periodically by the Board.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

Distributions to shareholders – Dividends arising from net investment income and net capital gains, if any, are declared and paid at least annually.  The amount of distributions from net investment income and net realized gains are determined in accordance with income tax regulations which may differ from GAAP and are recorded on the ex-dividend date.  The tax character of distributions paid to shareholders of the Fund during the six months ended April 30, 2014 was long-term capital gains.  There were no distributions paid to shareholders during the year ended October 31, 2013.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses of the Fund which are not attributable to a specific class are generally allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and itends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”).  Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of April 30, 2014:

Cost of portfolio investments	$8,432,507
Gross unrealized appreciation	$3,168,128
Gross unrealized depreciation	(338,120)
Net unrealized appreciation	2,830,008
Accumulated ordinary loss	(172,669)
Other gains	8 38,052
Accumulated earnings	$3,495,391

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

The difference between the federal income tax cost of portfolio investments and the financial statement cost for the Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is "more-likely-than-not" to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on federal income tax returns for the current and all open tax years (tax years ended October 31, 2010 through October 31, 2013) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.  The Fund identifies its major tax jurisdiction as U.S. Federal.

3.	Investment Transactions

During the six months ended April 30, 2014, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $3,569,341 and $2,969,509, respectively.

4.	Trustees and Officers

A Trustee and certain officers of the Trust are affiliated with Gardner Lewis Asset Management, L.P. (the “Advisor”), the investment advisor to the Fund, and certain officers are affiliated with Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, and Ultimus Fund Distributors, LLC (“UFD”), the Fund’s principal underwriter.

Each Trustee of the Trust who is not affiliated with the Advisor receives an annual retainer of $10,000, of which one-half is paid by the Fund.  In addition, the Fund pays each such non-interested Trustee $600 for attendance at each Board meeting, either in person or by telephone, plus reimbursement of travel and other expenses incurred in attending meetings.

5.	Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT
Under the terms of the Investment Advisory Agreement between the Trust and the Advisor, the Advisor serves as the investment advisor to the Fund.  For its services, the Fund pays the Advisor an investment advisory fee at the annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to an Expense Limitation Agreement, effective March 1, 2014 the Advisor has contractually agreed to reduce its investment advisory fees and to reimburse other Fund expenses, if necessary, until February 28, 2015, so that the total annual operating expenses of the Fund, including but not limited to investment advisory fees of the Advisor (exclusive of (i) interest, (ii) taxes, (iii) brokerage commissions, (iv) other expenditures which are capitalized in accordance with GAAP, (v) other extraordinary expenses not incurred in the ordinary course of the Fund’s business, (vi) dividend expense on short sales, (vii) amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, and (viii) shareholder account maintenance fees), incurred by the Fund during the term of the Agreement are limited to

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

2.19% of average net assets.  Accordingly, during the two months ended April 30, 2014, the Advisor reduced its investment advisory fees of $5,096 and reimbursed the Fund for $3,418 of Institutional Class expenses and $2,262 of Investor Class expenses.

Prior to March 1, 2014, pursuant to a Fee Reduction Agreement, the Advisor contractually agreed to waive its entire advisory fee.  Accordingly, during the four months ended February 28, 2014, the Advisor did not receive any of the investment advisory fees that otherwise would have been paid out, which amounted to $34,482.

Pursuant to the Expense Limitation Agreement, the Advisor may be entitled to recoupment of any fees or other expenses assumed and paid by the Advisor during any of the three previous years, less any reimbursements previously paid, pursuant to such Agreement, provided the Fund’s overall expenses are less than 2.19% of average daily net assets.  This limitation also excludes the effect of expense offset and directed brokerage arrangements, as well as expenses of investments in other investment companies.  During the six months ended April 30, 2014, the Advisor did not recoup from the Fund any previous investment advisory fee reductions or expense reimbursements. As of April 30, 2014, the amount of fee reductions and expense reimbursements available for recoupment by the Advisor totaled $318,517.

As of April 30, 2014, the Advisor may recoup these fee reductions and expense reimbursements no later than the dates as stated below:

October 31, 2014	$63,913
October 31, 2015	112,260
October 31, 2016	97,086
April 30, 2017	45,258
$318,517

The Chief Compliance Officer of the Trust is an employee of the Advisor.  The Trust reimburses the Advisor $60,000 annually for the services provided by the Chief Compliance Officer to the Trust.  The Fund bears a proportionate share of this fee based on an allocation approved by the Board.

OTHER SERVICE PROVIDERS
Pursuant to servicing agreements between the Trust and Ultimus, Ultimus provides administrative, pricing, accounting, dividend disbursing, shareholder servicing and transfer agent services for the Fund.  For these services, the Fund pays Ultimus fees in accordance with the agreements for its services.  In addition, each Fund pays out-of-pocket expenses including, but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

DISTRIBUTION AND SERVICE FEES
The Trust has adopted a distribution plan for Investor shares, pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Rule 12b-1 Plan”), pursuant to which Investor shares may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets allocable to Investor shares.  During the six months ended April 30, 2014, Investor shares incurred $1,385 in distribution and service fees under the Rule 12b-1 Plan.

The Chesapeake Growth Fund
Notes to Financial Statements (Continued)

DISTRIBUTION AGREEMENT
Under the terms of a Distribution Agreement with the Trust, UFD provides distribution services to the Trust and serves as principal underwriter to the Fund. UFD is a wholly-owned subsidiary of Ultimus. During the six months ended April 30, 2104, UFD’s fees were paid by the Adviser, not the Fund.

6.	Contingencies and Commitments

The Trust indemnifies its officers and Trustees for certain liabilities that might arise from their performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The maximum exposure of the Trust, with respect to the Fund, under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the Fund expects the risk of loss to be remote.

7.	Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector.  In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share.  From time to time, a particular set of circumstances may affect this sector or companies within the sector.  For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected.  As of April 30, 2014, the Fund had 25.9% and 27.8%, respectively, of the value of its net assets invested in stocks within the Consumer Discretionary and Information Technology sectors.

8.	Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited)

We believe it is important for you to understand the impact of costs on your investment.  All mutual funds have operating expenses. As a shareholder of the Fund, you incur ongoing costs, including management fees, Rule 12b-1 distribution fees (if applicable to your class) and other Fund expenses.  The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets.  This figure is known as the expense ratio.  The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2013) and held until the end of the period (April 30, 2014).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period.  The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund.  You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds.  It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged.  In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment.  The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return.  You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period.  Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

The Chesapeake Growth Fund
About Your Fund’s Expenses (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report.  For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

Institutional shares
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,024.20	$9.34
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,015.57	$9.30

*
Expenses are equal to Institutional shares’ annualized expense ratio of 1.86% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Investor shares
	Beginning Account Value November 1, 2013	Ending Account Value April 30, 2014	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,022.50	$11.18
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,013.74	$11.13

*
Expenses are equal to Investor shares’ annualized expense ratio of 2.23% for the period, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

The Chesapeake Growth Fund
Other Information (Unaudited)

The Trust files a complete listing of the Fund’s portfolio holdings with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q.  The filings are available free of charge, upon request, by calling the Trust toll free at 1-800-430-3863.  Furthermore, you may obtain a copy of these filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is also available without charge upon request by calling the Trust toll-free at 1-800-430-3863, or on the SEC’s website at http://www.sec.gov.

Rev. December 2010
Privacy Notice

FACTS	WHAT DOES THE GARDNER LEWIS INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•   Social Security number
•   Assets
•   Retirement Assets
•   Transaction History
•   Checking Account Information
•   Purchase History
•   Account Balances
•   Account Transactions
•   Wire Transfer Instructions
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share your personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Gardner Lewis Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Gardner Lewis Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – Such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call 1-800-430-3863

Who we are
Who is providing this notice?	Gardner Lewis Investment Trust Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Gardner Lewis Investment Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Gardner Lewis Investment Trust collect my personal information?
We collect your personal information, for example, when you
•   Open an account
•   Provide account information
•   Give us your contact information
•   Make deposits or withdrawals from your account
•   Make a wire transfer
•   Tell us where to send the money
•   Tell us who receives the money
•   Show your government-issued ID
•   Show your driver’s license
We also collect your personal information from other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•   Sharing for affiliates’ everyday business purposes – information about your creditworthiness
•   Affiliates from using your information to market to you
•   Sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies.
•   Gardner Lewis Asset Management, L.P., the investment adviser to the Gardner Lewis Investment
     Trust, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies • The Gardner Lewis Investment Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Gardner Lewis Investment Trust does not jointly market.

The Chesapeake Growth Fund
is a series of
Gardner Lewis Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
The Chesapeake Growth Fund c/o Ultimus Fund Solutions, LLC P.O. Box 46707 Cincinnati, Ohio 45246-0707	Gardner Lewis Asset Management 285 Wilmington-West Chester Pike Chadds Ford, Pennsylvania 19317

Toll-Free Telephone:
1-800-430-3863

World Wide Web @:
www.chesapeakefunds.com

Item 2.   Code of Ethics.

Not required

Item 3.   Audit Committee Financial Expert.

Not required

Item 4.   Principal Accountant Fees and Services.

Not required

Item 5.   Audit Committee of Listed Registrants.

Not applicable

Item 6.   Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.   Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.   Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.   Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.   Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.   Exhibits.

(a)(1) Not Applicable

(a)(2) Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(a) under the Act.

(b)  Certifications for each principal executive officer and principal financial officer of the registrant required by Rule 30a-2(b) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Gardner Lewis Investment Trust

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	June 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ W. Whitfield Gardner
W. Whitfield Gardner, Chairman and Chief Executive Officer (Principal Executive Officer)

Date	June 16, 2014

By (Signature and Title)*		/s/ Theresa M. Bridge
Theresa M. Bridge, Treasurer (Principal Financial Officer)

Date	June 16, 2014

* Print the name and title of each signing officer under his or her signature.